UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2008

Check here if Amendment    [ ] ;  Amendment Number:

 This Amendment (Check one only):   [ ]  is a restatement
                                    [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Water Island Capital, LLC
Address:          41 Madison Avenue
                  New York, New York 10010

Form 13F File Number:  28-10693

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Matthew Hemberger
Title:   Chief Compliance Officer
Phone:   (212) 584-2367

Signature, Place, and Date of Signing:

/s/ Matthew Hemberger         New York, New York           2/11/2009
----------------------        ------------------           ---------
    [Signature]                  [City, State]               [Date]

Report Type:      (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0

Form 13F Information Table Entry Total:                     37

Form 13F Information Table Value Total:               $ 141,255
                                                          (thousands)


List of Other Included Managers:

                                      NONE


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
COLUMN 1                          COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
--------                          --------     --------   --------    ------------------    --------    -------- ------------------
                                                          FAIR
                                                          MARKET     SHARES OR
                                  TITLE OF     CUSIP      VALUE      PRINCIPAL  SH/  PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                    CLASS        NUMBER     (000'S)    AMOUNT     PRN  CALL   DISCRETION  MANAGERS SOLE  SHARED  NONE
----------------------------      -----        --------   --------   -------     --- -----  ----------  -------- -----  ------  ----
CASTLEPOINT HOLDINGS LTD         COM            G19522112     3730    275070    SH          SOLE                 275070
AMERICAN BANCORP N J INC         COM            02407E104     1607    135029    SH          SOLE                 135029
BCE INC                          COM NEW        05534B760      193      9430    SH          SOLE                 9430
BANK OF AMERICA CORPORATION      COM            060505104       28      1985    SH          SOLE                 1985
BENJAMIN FRANKLIN BANCORP IN     COM            082073107     1242     83226    SH          SOLE                 83226
BUCKEYE GP HOLDINGS LP           COM UNITS LP   118167105     2625    205066    SH          SOLE                 205066
CENTENNIAL COMMUNCTNS CORP N     CL A NEW       15133V208     2439    302569    SH          SOLE                 302569
DATASCOPE CORP                   COM            238113104    16103    308256    SH          SOLE                 308256
DIGIMARC CORP NEW                COM            25381B101     1028    102561    SH          SOLE                 102561
DISTRIBUCION Y SERVICIO D&S      SPONSORED ADR  254753106     2689    111150    SH          SOLE                 111150
EMBARQ CORP                      COM            29078E105     1446     40222    SH          SOLE                 40222
GENENTECH INC                    COM NEW        368710406     3325     40098    SH          SOLE                 40098
GOLDLEAF FINANCIAL SOLUTIONS     COM NEW        38144H208      665    898829    SH          SOLE                 898829
HUNTSMAN CORP                    COM            447011107     1461    424818    SH          SOLE                 424818
I2 TECHNOLOGIES INC              COM NEW        465754208     8926   1396902    SH          SOLE                 1396902
MENTOR CORP MINN                 COM            587188103     5961    192713    SH          SOLE                 192713
MERRILL LYNCH & CO INC           COM            590188108    12869   1063398    SH          SOLE                 1063398
NATIONAL CITY CORP               COM            635405103      544    283056    SH          SOLE                 283056
NATIONWIDE FINL SVCS INC         CL A           638612101    12503    239283    SH          SOLE                 239283
PRECISION DRILLING TR            TR UNIT        740215108     3612    430475    SH          SOLE                 430475
PROVIDENT BANKSHARES CORP        COM            743859100      786     81337    SH          SOLE                 81337
PUGET ENERGY INC NEW             COM            745310102    14176    519837    SH          SOLE                 519837
PUGET ENERGY INC NEW             COM            745310102       37       114    SH   CALL   SOLE                 114
PUGET ENERGY INC NEW             COM            745310102        4       201    SH   PUT    SOLE                 201
PUGET ENERGY INC NEW             COM            745310102        2        30    SH   PUT    SOLE                 30
PUGET ENERGY INC NEW             COM            745310102       14       272    SH   PUT    SOLE                 272
REPUBLIC FIRST BANCORP INC       COM            760416107      766     87083    SH          SOLE                 87083
ROHM & HAAS CO                   COM            775371107      228      3691    SH          SOLE                 3691
ROHM & HAAS CO                   COM            775371107       41       300    SH   PUT    SOLE                 300
ROHM & HAAS CO                   COM            775371107       17        34    SH   PUT    SOLE                 34
SOURCEFIRE INC                   COM            83616T108      723    129054    SH          SOLE                 129054
TEVA PHARMACEUTICAL INDS LTD     ADR            881624209     5785    135898    SH          SOLE                 135898
TRANSMETA CORP DEL               COM            89376R208     4593    252360    SH          SOLE                 252360
TURBOCHEF TECHNOLOGIES INC       COM NEW        900006206     4089    832891    SH          SOLE                 832891
UST INC                          COM            902911106    13901    200364    SH          SOLE                 200364
WACHOVIA CORP NEW                COM            929903102    12770   2175691    SH          SOLE                 2175691
ZILOG INC                        COM PAR $0.01  989524301      294    101284    SH          SOLE                 101284